SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price

Balance at September 30, 2021	205,161	$19.50
Granted	16,000	$12.30
Forfeited	(38,000)	$22.95
Balance at September 30, 2022	183,161	$18.20
Granted	107,000	$6.93
Cancelled(1), (2)	(78,000)	$20.52
Balance at September 30, 2023	212,161	$11.65

Disclosure of number of issued and outstanding stock options [Table Text Block]
		Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
September 21, 2024	1,761	1,761	$38.20	0.98
November 17, 2025	71,400	48,133	$6.25	2.13
April 28, 2026 (2)	16,000	8,000	$38.00	2.58
June 15, 2026	16,000	8,000	$38.00	2.71
December 1, 2027	60,000	-	$8.25	4.17
February 16, 2028	47,000	-	$5.25	4.38

Disclosure of number and weighted average exercise prices of restricted share units [Table Text Block]
	Equity settled	Cash settled	Total	Weighted average exercise price
Balance at September 30, 2020 and 2021	76,000	-	76,000	$6.25
Granted	32,000	-	32,000	$29.55
Balance at September 30, 2022	108,000	-	108,000	$13.15
Granted	220,000	-	220,000	$7.75
Exercised	(30,000)	-	(30,000)	$7.75
Forfeited*	(76,000)	-	(76,000)	$6.25
Balance at September 30, 2023	222,000	-	222,000	$10.89

Disclosure of number of outstanding and exercisable restricted share units [Table Text Block]
		RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Exercise price	Remaining life (Years)
February 1, 2027	5,000	1,250	$15.25	3.34
February 1, 2027	7,000	1,750	$15.00	3.34
April 27, 2027	20,000	5,000	$38.20	3.58
December 1, 2027	190,000	25,000	$7.75	4.17

Disclosure of share based payments recognized in the consolidated statements of comprehensive loss [Table Text Block]
	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Stock options	50,350	643,911	643,963
Restricted share units - equity settled grants	1,101,781	231,145	236,652
Total equity settled share-based compensation expense	1,152,131	875,056	880,615
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	1,152,131	875,056	880,615

Disclosure of share based payments included in the consolidated statements of comprehensive loss [Table Text Block]
	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Consulting fees	43,736	3,858	8,045
Directors' compensation	1,156,523	99,438	136,612
Marketing, advertising and investor relations	-	-	3,696
Professional fees	-	-	23,126
Research and development	(48,128)	771,760	709,136
Total share-based compensation expense	1,152,131	875,056	880,615

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number of warrants	Weighted average exercise price
Balance at September 30, 2021	794,840	$21.75
Issued	616,640	8.80
Issued - compensation warrants	45,040	7.00
Exercised	(575,000)	3.40
Balance at September 30, 2022	881,520	$23.89
Issued	194,800	6.75
Exercised	(28,800)	8.80
Balance at September 30, 2023	1,047,520	$21.12

Disclosure of number of outstanding warrants [Table Text Block]
	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
July 30, 2024 (1)	62,960	$0.25	0.83
March 17, 2024	339,488	$47.30	0.46
March 17, 2024	26,533	$37.85	0.46
August 30, 2024	378,700	$8.80	0.92
August 30, 2024	26,808	$8.80	0.92
August 30, 2024	18,232	$8.80	0.92
December 2, 2024	194,800	$6.75	1.18